As filed with the U.S. Securities and Exchange Commission on October 4, 2012

Securities Act File No. 2-96581

Investment Company Act File No. 811-04264

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 48

(Check appropriate box or boxes)

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock California Municipal Series Trust

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of beneficial interest, par value $.10 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of October, 2012.

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST (REGISTRANT)

By:	/s/ John Perlowski
(John Perlowski, Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Perlowski (John Perlowski)	Chief Executive Officer (Principal Executive Officer)	October 4, 2012

/s/ Neal Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	October 4, 2012

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee	October 4, 2012

BRUCE R. BOND* (Bruce R. Bond)	Trustee	October 4, 2012

DONALD W. BURTON* (Donald W. Burton)	Trustee	October 4, 2012

STUART E. EIZENSTAT* (Stuart E. Eizenstat)	Trustee	October 4, 2012

KENNETH A. FROOT* (Kenneth A. Froot)	Trustee	October 4, 2012

ROBERT M. HERNANDEZ* (Robert M. Hernandez)	Trustee	October 4, 2012

JOHN F. O’BRIEN* (John F. O’Brien)	Trustee	October 4, 2012

ROBERTA COOPER RAMO* (Roberta Cooper Ramo)	Trustee	October 4, 2012

DAVID H. WALSH* (David H. Walsh)	Trustee	October 4, 2012

FRED G. WEISS* (Fred G. Weiss)	Trustee	October 4, 2012

PAUL L. AUDET* (Paul L. Audet)	Trustee and President	October 4, 2012

LAURENCE D. FINK* (Laurence D. Fink)	Trustee	October 4, 2012

HENRY GABBAY* (Henry Gabbay)	Trustee	October 4, 2012

*By:	/s/ Ben Archibald	October 4, 2012
Ben Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase